UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Discovery Capital Management, LLC

Address:  20 Marshall Street
          South Norwalk, CT 06854

13F File Number: 028-12212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert Citrone
Title:    Managing Member
Phone:    (203) 838-3188

Signature, Place and Date of Signing:


/s/ Robert Citrone          South Norwalk, Connecticut         August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total: $867,377
                                        (thousands)

List of Other Included Managers:

No.  Form 13F File Number     Name

1.   028-12213                Discovery Global Opportunity Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                            June 30, 2008
          COLUMN 1                COLUMN 2      COLUMN 3     COL 4        COLUMN 5       COL 6    COL 7         COLUMN 8

                                                            MARKET
                                  TITLE OF        CUSIP      VALUE   SHRS OR  SH/ PUT/  INVSTMT   OTHER     VOTING AUTHORITY
       NAME OF ISSUER              CLASS          NUMBER    (x1000)  PRN AMT  PRN CALL  DISCRTN   MNGRS  SOLE     SHARED     NONE
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105   134581   25513000 SH          SOLE           25513000   0          0
APPLE INC                      COM               37833100    33639     200900     CALL    SOLE             200900   0          0
BANCOLOMBIA S A                SPON ADR PREF    05968L102    24098     767700 SH          SOLE             767700   0          0
BHP BILLITON LTD               SPONSORED ADR     88606108    38727     454600 SH          SOLE             767700   0          0
CHESAPEAKE ENERGY CORP         COM              165167107    71052    1077200 SH          SOLE            1077200   0          0
COMPANHIA VALE DO RIO DOCE     SPON ADR PFD     204412100    21440     718500 SH          SOLE             718500   0          0
CREDICORP LTD                  COM              G2519Y108    50676     617100 SH          SOLE             617100   0          0
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106     9148     201000 SH          SOLE             201000   0          0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    21797     186000 SH          SOLE             186000   0          0
GLOBAL SOURCES LTD             ORD              G39300101     3663     241300 SH          SOLE             241300   0          0
GOLDMAN SACHS GROUP INC        COM              38141G104    26183     149700 SH          SOLE             149700   0          0
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108    12582     289500 SH          SOLE             289500   0          0
ISHARES INC                    MSCI S KOREA     464286772    20594     402000 SH          SOLE             201000   0          0
JP MORGAN CHASE & CO           COM              46625H100    36986    1078000 SH          SOLE            1078000   0          0
MELCO PBL ENTMNT LTD           ADR              585464100    21389    2295000 SH          SOLE            2295000   0          0
METHANEX CORP                  COM              59151K108    62239    2221239 SH          SOLE             221239   0          0
MORGAN STANLEY                 COM NEW          617446448    20628     571900 SH          SOLE             571900   0          0
NET SERVICOS DE COMUNICACAO    SPONSD ADR NEW   64109T201     6990     555200 SH          SOLE             555200   0          0
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106    23866     107500 SH          SOLE             107500   0          0
PETROHAWK ENERGY CORP          COM              716495106    34765     750700 SH          SOLE             750700   0          0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408    22850     322600 SH          SOLE             322600   0          0
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101    41376     714000 SH          SOLE             714000   0          0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    16668     369000 SH          SOLE             369000   0          0
QUALCOMM INC                   COM              747525103    15929     359000 SH          SOLE             359000   0          0
SASOL LTD                      SPONSORED ADR    803866300    11835     200801 SH          SOLE             200801   0          0
SEAGATE TECHNOLOGY             SHS              G7945J104       18      18080 SH          SOLE              18080   0          0
TRANSOCEAN INC NEW             SHS              G90073100     5547      35400 SH          SOLE              36400   0          0
VISA INC                       COM CL A         92826C839    32931     405000 SH          SOLE             405000   0          0
WEATHERFORD INTERNATIONAL LT   COM              G95089101     2182      44000 SH          SOLE              44000   0          0
XTO ENERGY INC                 COM              98385X106    38845     567000 SH          SOLE             567000   0          0
YAHOO INC                      COM              984332106     4153     201000 SH          SOLE             201000   0          0

SK 02848 0005 910896